COMMITMENTS (Details) - Sep. 30, 2023 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Loss Contingencies
Commitments paid	$ 3.2	¥ 22.6
Chongqing Jintong Industrial Construction Investment Co., Ltd ("Chongqing Jintong")
Loss Contingencies
Commitments paid	$ 8.5	¥ 60.0